UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds,
              Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch S&P 500 Index Fund
Schedule of Investments as of September 30, 2005

           Beneficial Interest             Mutual Funds                                                 Value
------------------------------------------------------------------------------------------------------------------
               $ 2,041,759,701             Master S&P 500 Index Series                             $ 2,601,766,113
------------------------------------------------------------------------------------------------------------------
                                           Total Mutual Funds (Cost - $2,110,037,540) - 100.0%       2,601,766,113
------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $2,110,037,540) - 100.0%                                                   2,601,766,113

Liabilities in Excess of Other Assets - 0.0%                                                              (858,353)
                                                                                                   ---------------
Net Assets - 100.0%                                                                                $ 2,600,907,760
                                                                                                   ===============

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                          221,320  Boeing Co.                                         $    15,038,694
                                                     56,648  General Dynamics Corp.                                   6,772,268
                                                     36,787  Goodrich Corp.                                           1,631,136
                                                    239,677  Honeywell International, Inc.                            8,987,887
                                                     32,174  L-3 Communications Holdings, Inc.                        2,543,998
                                                    106,270  Lockheed Martin Corp.                                    6,486,721
                                                     98,052  Northrop Grumman Corp. (d)                               5,329,126
                                                    113,674  Raytheon Co.                                             4,321,885
                                                     43,915  Rockwell Collins, Inc.                                   2,121,973
                                                    276,596  United Technologies Corp.                               14,338,737
                                                                                                                ---------------
                                                                                                                     67,572,425
-------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                       81,908  FedEx Corp.                                              7,136,644
                                                     15,174  Ryder System, Inc.                                         519,254
                                                    298,800  United Parcel Service, Inc. Class B                     20,656,044
                                                                                                                ---------------
                                                                                                                     28,311,942
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                     194,495  Southwest Airlines Co.                                   2,888,251
-------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                               18,330  Cooper Tire & Rubber Co.                                   279,899
                                                     37,645  Dana Corp.                                                 354,239
                                                    139,725  Delphi Corp. (d)                                           385,641
                                                     58,393  The Goodyear Tire & Rubber Co. (a)                         910,347
                                                     48,320  Johnson Controls, Inc.                                   2,998,256
                                                     30,526  Visteon Corp.                                              298,544
                                                                                                                ---------------
                                                                                                                      5,226,926
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                  517,799  Ford Motor Co. (d)                                       5,105,498
                                                    163,406  General Motors Corp. (d)                                 5,001,858
                                                     75,159  Harley-Davidson, Inc. (d)                                3,640,702
                                                                                                                ---------------
                                                                                                                     13,748,058
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                    219,885  Anheuser-Busch Cos., Inc.                                9,463,850
                                                     27,388  Brown-Forman Corp. Class B                               1,630,682
                                                    560,228  The Coca-Cola Co. (d)                                   24,196,247
                                                     94,787  Coca-Cola Enterprises, Inc.                              1,848,347
                                                     54,200  Constellation Brands, Inc. Class A (a)(d)                1,409,200
                                                     18,583  Molson Coors Brewing Co. Class B                         1,189,498
                                                     47,822  Pepsi Bottling Group, Inc.                               1,365,318
                                                    450,588  PepsiCo, Inc.                                           25,552,845
                                                                                                                ---------------
                                                                                                                     66,655,987
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%                                342,947  Amgen, Inc. (a)                                         27,322,587
                                                     51,955  Applera Corp. - Applied Biosystems Group                 1,207,434
                                                     89,240  Biogen Idec, Inc. (a)                                    3,523,195
                                                     34,434  Chiron Corp. (a)(d)                                      1,502,011
                                                     71,280  Genzyme Corp. (a)                                        5,106,499
                                                    122,500  Gilead Sciences, Inc. (a)                                5,973,100
                                                     70,652  Medimmune, Inc. (a)                                      2,377,440
                                                                                                                ---------------
                                                                                                                     47,012,266
-------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                             54,100  American Standard Cos., Inc.                             2,518,355
                                                    109,979  Masco Corp.                                              3,374,156
                                                                                                                ---------------
                                                                                                                      5,892,511
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%                              207,895  The Bank of New York Co., Inc.                           6,114,192
                                                     31,411  The Bear Stearns Cos., Inc. (d)                          3,447,357
                                                    295,068  The Charles Schwab Corp.                                 4,257,831
                                                     89,800  E*Trade Financial Corp. (a)                              1,580,480
                                                     24,600  Federated Investors, Inc. Class B                          817,458
                                                     43,986  Franklin Resources, Inc.                                 3,693,065

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
                                                    129,300  Goldman Sachs Group, Inc. (d)                      $    15,720,294
                                                     60,505  Janus Capital Group, Inc.                                  874,297
                                                     73,078  Lehman Brothers Holdings, Inc.                           8,512,125
                                                    103,216  Mellon Financial Corp.                                   3,299,816
                                                    249,967  Merrill Lynch & Co., Inc. (b)(d)                        15,335,475
                                                    297,598  Morgan Stanley                                          16,052,436
                                                     56,427  Northern Trust Corp.                                     2,852,385
                                                     91,623  State Street Corp.                                       4,482,197
                                                     31,424  T. Rowe Price Group, Inc.                                2,051,987
                                                                                                                ---------------
                                                                                                                     89,091,395
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                     57,147  Air Products & Chemicals, Inc.                           3,151,086
                                                     20,158  Ashland, Inc.                                            1,113,528
                                                    254,176  The Dow Chemical Co.                                    10,591,514
                                                    264,773  E.I. du Pont de Nemours & Co.                           10,371,158
                                                     23,350  Eastman Chemical Co.                                     1,096,749
                                                     59,214  Ecolab, Inc.                                             1,890,703
                                                     30,397  Engelhard Corp.                                            848,380
                                                     26,159  Hercules, Inc. (a)                                         319,663
                                                     23,396  International Flavors & Fragrances, Inc.                   833,833
                                                     70,977  Monsanto Co.                                             4,453,807
                                                     42,487  PPG Industries, Inc.                                     2,514,806
                                                     80,746  Praxair, Inc.                                            3,870,156
                                                     46,603  Rohm & Haas Co. (d)                                      1,916,781
                                                     18,123  Sigma-Aldrich Corp.                                      1,160,959
                                                                                                                ---------------
                                                                                                                     44,133,123
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.2%                              90,503  AmSouth Bancorp                                          2,286,106
                                                    140,000  BB&T Corp.                                               5,467,000
                                                  1,084,206  Bank of America Corp. (d)                               45,645,073
                                                     50,291  Comerica, Inc.                                           2,962,140
                                                     32,202  Compass Bancshares, Inc.                                 1,475,818
                                                    145,756  Fifth Third Bancorp                                      5,353,618
                                                     39,600  First Horizon National Corp.                             1,439,460
                                                     58,929  Huntington Bancshares, Inc.                              1,324,135
                                                    110,410  KeyCorp                                                  3,560,723
                                                     24,800  M&T Bank Corp. (d)                                       2,621,608
                                                     55,200  Marshall & Ilsley Corp.                                  2,401,752
                                                    162,256  National City Corp. (d)                                  5,425,841
                                                    117,192  North Fork Bancorporation, Inc.                          2,988,396
                                                     80,068  PNC Financial Services Group, Inc.                       4,645,545
                                                    114,854  Regions Financial Corp.                                  3,574,256
                                                     93,399  SunTrust Banks, Inc.                                     6,486,561
                                                     73,051  Synovus Financial Corp.                                  2,024,974
                                                    493,165  U.S. Bancorp                                            13,848,073
                                                    432,026  Wachovia Corp.                                          20,560,117
                                                    455,422  Wells Fargo & Co.                                       26,674,067
                                                     21,702  Zions Bancorporation                                     1,545,399
                                                                                                                ---------------
                                                                                                                    162,310,662
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.7%                67,778  Allied Waste Industries, Inc. (a)                          572,724
                                                     26,558  Avery Dennison Corp.                                     1,391,374
                                                    270,425  Cendant Corp.                                            5,581,572
                                                     43,102  Cintas Corp.                                             1,769,337
                                                     34,402  Equifax, Inc.                                            1,202,006

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
                                                     28,639  Monster Worldwide, Inc. (a)                        $       879,504
                                                     57,682  Pitney Bowes, Inc.                                       2,407,647
                                                     49,495  RR Donnelley & Sons Co.                                  1,834,780
                                                     42,611  Robert Half International, Inc.                          1,516,525
                                                    144,214  Waste Management, Inc.                                   4,125,963
                                                                                                                ---------------
                                                                                                                     21,281,432
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%                      27,365  ADC Telecommunications, Inc. (a)                           625,564
                                                     45,839  Andrew Corp. (a)                                           511,105
                                                    117,182  Avaya, Inc. (a)                                          1,206,975
                                                    138,495  Ciena Corp. (a)                                            365,627
                                                  1,724,371  Cisco Systems, Inc. (a)                                 30,917,972
                                                     52,643  Comverse Technology, Inc. (a)                            1,382,932
                                                    389,175  Corning, Inc. (a)                                        7,522,753
                                                        276  Enterasys Networks, Inc. (a)                                   370
                                                    556,387  JDS Uniphase Corp. (a)                                   1,235,179
                                                  1,200,358  Lucent Technologies, Inc. (a)(d)                         3,901,164
                                                    666,269  Motorola, Inc.                                          14,717,882
                                                    439,960  Qualcomm, Inc. (d)                                      19,688,210
                                                     38,194  Scientific-Atlanta, Inc.                                 1,432,657
                                                    135,587  Tellabs, Inc. (a)                                        1,426,375
                                                                                                                ---------------
                                                                                                                     84,934,765
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                      227,134  Apple Computer, Inc. (a)                                12,176,654
                                                    646,916  Dell, Inc. (a)                                          22,124,527
                                                    635,654  EMC Corp. (a)                                            8,225,363
                                                     80,398  Gateway, Inc. (a)                                          217,075
                                                    803,617  Hewlett-Packard Co.                                     23,465,616
                                                    443,567  International Business Machines Corp.                   35,582,945
                                                     36,139  Lexmark International, Inc. Class A (a)                  2,206,286
                                                     45,636  NCR Corp. (a)                                            1,456,245
                                                    106,621  Network Appliance, Inc. (a)                              2,531,183
                                                     29,408  QLogic Corp. (a)                                         1,005,754
                                                    896,056  Sun Microsystems, Inc. (a)                               3,512,540
                                                                                                                ---------------
                                                                                                                    112,504,188
-------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                    20,561  Fluor Corp.                                              1,323,717
-------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                        24,947  Vulcan Materials Co. (d)                                 1,851,317
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.3%                             344,984  American Express Co. (d)                                19,815,881
                                                     74,667  Capital One Financial Corp. (d)                          5,937,520
                                                    331,872  MBNA Corp.                                               8,177,326
                                                     73,673  Providian Financial Corp. (a)                            1,302,539
                                                    115,030  SLM Corp. (d)                                            6,170,209
                                                                                                                ---------------
                                                                                                                     41,403,475
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                        28,060  Ball Corp.                                               1,030,924
                                                     26,136  Bemis Co.                                                  645,559
                                                     38,425  Pactiv Corp. (a)                                           673,206
                                                     21,069  Sealed Air Corp. (a)                                       999,935
                                                     36,606  Temple-Inland, Inc.                                      1,495,355
                                                                                                                ---------------
                                                                                                                      4,844,979
-------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                  44,814  Genuine Parts Co.                                        1,922,521
-------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%                 44,000  Apollo Group, Inc. Class A (a)                           2,921,160
                                                     92,570  H&R Block, Inc.                                          2,219,829
                                                                                                                ---------------
                                                                                                                      5,140,989
-------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.4%                55,300  CIT Group, Inc.                                    $     2,498,454
                                                  1,395,036  Citigroup, Inc.                                         63,502,039
                                                    985,756  JPMorgan Chase & Co.                                    33,446,701
                                                     73,480  Moody's Corp. (d)                                        3,753,358
                                                     78,000  Principal Financial Group, Inc.                          3,694,860
                                                                                                                ---------------
                                                                                                                    106,895,412
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.2%       226,892  AT&T Corp.                                               4,492,462
                                                    482,534  BellSouth Corp. (d)                                     12,690,644
                                                     35,077  CenturyTel, Inc.                                         1,226,993
                                                    101,018  Citizens Communications Co. (d)                          1,368,794
                                                    442,145  Qwest Communications International Inc. (a)              1,812,795
                                                    891,605  SBC Communications, Inc. (d)                            21,371,772
                                                    754,428  Verizon Communications, Inc.                            24,662,251
                                                                                                                ---------------
                                                                                                                     67,625,711
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                            39,520  Allegheny Energy, Inc. (a)(d)                            1,214,054
                                                    112,920  American Electric Power Co., Inc.                        4,482,924
                                                     53,228  Cinergy Corp.                                            2,363,855
                                                     82,699  Edison International                                     3,910,009
                                                     60,255  Entergy Corp.                                            4,478,152
                                                    180,828  Exelon Corp. (d)                                         9,663,448
                                                    113,114  FPL Group, Inc.                                          5,384,226
                                                     83,016  FirstEnergy Corp.                                        4,326,794
                                                     92,664  PPL Corp.                                                2,995,827
                                                     22,132  Pinnacle West Capital Corp.                                975,579
                                                     74,026  Progress Energy, Inc. (d)                                3,312,664
                                                    192,623  The Southern Co. (d)                                     6,888,198
                                                                                                                ---------------
                                                                                                                     49,995,730
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                          50,544  American Power Conversion Corp.                          1,309,090
                                                     22,852  Cooper Industries Ltd. Class A                           1,579,987
                                                    107,548  Emerson Electric Co.                                     7,721,946
                                                     44,915  Rockwell Automation, Inc.                                2,376,004
                                                                                                                ---------------
                                                                                                                     12,987,027
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%           132,010  Agilent Technologies, Inc. (a)                           4,323,327
                                                     45,364  Jabil Circuit, Inc. (a)                                  1,402,655
                                                     46,462  Molex, Inc.                                              1,239,606
                                                    160,063  Sanmina-SCI Corp. (a)                                      686,670
                                                    219,812  Solectron Corp. (a)                                        859,465
                                                     60,500  Symbol Technologies, Inc.                                  585,640
                                                     22,036  Tektronix, Inc.                                            555,968
                                                                                                                ---------------
                                                                                                                      9,653,331
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.6%                   96,600  BJ Services Co. (d)                                      3,476,634
                                                     88,744  Baker Hughes, Inc.                                       5,296,242
                                                    137,204  Halliburton Co. (d)                                      9,401,218
                                                     41,715  Nabors Industries Ltd. (a)(d)                            2,996,388
                                                     43,436  National Oilwell Varco, Inc. (a)                         2,858,089
                                                     41,379  Noble Corp. (d)                                          2,832,806
                                                     36,372  Rowan Cos., Inc.                                         1,290,842
                                                    154,954  Schlumberger Ltd. (d)                                   13,075,019
                                                     93,441  Transocean, Inc. (a)(d)                                  5,728,868
                                                     42,000  Weatherford International Ltd. (a)                       2,883,720
                                                                                                                ---------------
                                                                                                                     49,839,826
-------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.2%                     113,266  Albertson's, Inc. (d)                              $     2,905,273
                                                    214,436  CVS Corp.                                                6,220,788
                                                    129,024  Costco Wholesale Corp.                                   5,559,644
                                                    189,924  The Kroger Co. (a)                                       3,910,535
                                                    112,058  Safeway, Inc.                                            2,868,685
                                                     30,642  SUPERVALU, Inc.                                            953,579
                                                    161,600  SYSCO Corp. (d)                                          5,069,392
                                                    680,955  Wal-Mart Stores, Inc.                                   29,839,448
                                                    268,924  Walgreen Co. (d)                                        11,684,748
                                                                                                                ---------------
                                                                                                                     69,012,092
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                                171,634  Archer-Daniels-Midland Co. (d)                           4,232,494
                                                     60,235  Campbell Soup Co.                                        1,791,991
                                                    133,078  ConAgra Foods, Inc.                                      3,293,680
                                                     99,560  General Mills, Inc.                                      4,798,792
                                                     88,436  HJ Heinz Co.                                             3,231,451
                                                     56,556  The Hershey Co. (d)                                      3,184,668
                                                     78,265  Kellogg Co.                                              3,610,364
                                                     33,900  McCormick & Co., Inc.                                    1,106,157
                                                    195,141  Sara Lee Corp.                                           3,697,922
                                                     68,500  Tyson Foods, Inc. Class A                                1,236,425
                                                     53,070  Wm. Wrigley Jr. Co.                                      3,814,672
                                                                                                                ---------------
                                                                                                                     33,998,616
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                 10,854  Nicor, Inc.                                                456,194
                                                      9,104  Peoples Energy Corp.                                       358,516
                                                                                                                ---------------
                                                                                                                        814,710
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.1%              13,287  Bausch & Lomb, Inc.                                      1,071,995
                                                    163,227  Baxter International, Inc.                               6,507,860
                                                     62,495  Becton Dickinson & Co.                                   3,276,613
                                                     69,535  Biomet, Inc.                                             2,413,560
                                                    166,764  Boston Scientific Corp. (a)                              3,897,275
                                                     31,618  CR Bard, Inc.                                            2,087,737
                                                     36,900  Fisher Scientific International (a)                      2,289,645
                                                     89,421  Guidant Corp.                                            6,160,213
                                                     39,611  Hospira, Inc. (a)                                        1,622,863
                                                    326,840  Medtronic, Inc.                                         17,525,161
                                                     10,855  Millipore Corp. (a)                                        682,671
                                                     26,984  PerkinElmer, Inc.                                          549,664
                                                     93,788  St. Jude Medical, Inc. (a)                               4,389,278
                                                     83,910  Stryker Corp.                                            4,147,671
                                                     41,557  Thermo Electron Corp. (a)                                1,284,111
                                                     29,720  Waters Corp. (a)                                         1,236,352
                                                     64,977  Zimmer Holdings, Inc. (a)                                4,476,266
                                                                                                                ---------------
                                                                                                                     63,618,935
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.9%              82,084  Aetna, Inc. New Shares                                   7,070,716
                                                     31,643  AmerisourceBergen Corp.                                  2,446,004
                                                    112,591  Cardinal Health, Inc.                                    7,142,773
                                                    116,835  Caremark Rx, Inc. (a)                                    5,833,572
                                                     36,896  Cigna Corp.                                              4,348,563
                                                     31,600  Coventry Health Care, Inc. (a)                           2,718,232
                                                     41,800  Express Scripts, Inc. (a)                                2,599,960
                                                    120,096  HCA, Inc.                                                5,755,000
                                                     72,700  Health Management Associates, Inc. Class A               1,706,269
                                                     41,404  Humana, Inc. (a)                                         1,982,424

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
                                                     61,140  IMS Health, Inc.                                   $     1,538,894
                                                     35,300  Laboratory Corp. of America Holdings (a)                 1,719,463
                                                     22,004  Manor Care, Inc.                                           845,174
                                                     79,984  McKesson Corp.                                           3,795,241
                                                     82,601  Medco Health Solutions, Inc. (a)                         4,529,013
                                                     49,400  Quest Diagnostics, Inc.                                  2,496,676
                                                    116,137  Tenet Healthcare Corp. (a)(d)                            1,304,219
                                                    342,656  UnitedHealth Group, Inc.                                19,257,267
                                                    161,984  WellPoint, Inc. (a)                                     12,281,627
                                                                                                                ---------------
                                                                                                                     89,371,087
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%                122,280  Carnival Corp. (d)                                       6,111,554
                                                     40,707  Darden Restaurants, Inc.                                 1,236,272
                                                     53,230  Harrah's Entertainment, Inc.                             3,470,064
                                                    102,931  Hilton Hotels Corp.                                      2,297,420
                                                     95,120  International Game Technology (d)                        2,568,240
                                                     51,227  Marriott International, Inc. Class A                     3,227,301
                                                    339,218  McDonald's Corp.                                        11,360,411
                                                    109,212  Starbucks Corp. (a)                                      5,471,521
                                                     57,668  Starwood Hotels & Resorts Worldwide, Inc.                3,296,880
                                                     35,672  Wendy's International, Inc.                              1,610,591
                                                     72,034  Yum! Brands, Inc.                                        3,487,166
                                                                                                                ---------------
                                                                                                                     44,137,420
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                            22,842  Black & Decker Corp.                                     1,875,100
                                                     37,468  Centex Corp.                                             2,419,683
                                                     70,800  DR Horton, Inc.                                          2,564,376
                                                     36,315  Fortune Brands, Inc.                                     2,953,499
                                                     24,022  KB HOME                                                  1,758,410
                                                     49,116  Leggett & Platt, Inc.                                      992,143
                                                     19,403  Maytag Corp. (d)                                           354,299
                                                     67,054  Newell Rubbermaid, Inc.                                  1,518,773
                                                     62,172  Pulte Homes, Inc.                                        2,668,422
                                                     14,752  Snap-On, Inc.                                              532,842
                                                     19,843  The Stanley Works                                          926,271
                                                     20,760  Whirlpool Corp.                                          1,572,985
                                                                                                                ---------------
                                                                                                                     20,136,803
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                            43,098  Clorox Co.                                               2,393,663
                                                    142,081  Colgate-Palmolive Co.                                    7,500,456
                                                    136,323  Kimberly-Clark Corp.                                     8,115,308
                                                    674,794  Procter & Gamble Co.                                    40,123,251
                                                                                                                ---------------
                                                                                                                     58,132,678
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                   35,700  Affiliated Computer Services, Inc. Class A (a)           1,949,220
                                                    149,080  Automatic Data Processing, Inc.                          6,416,403
                                                     44,550  Computer Sciences Corp. (a)                              2,107,660
                                                     36,014  Convergys Corp. (a)                                        517,521
                                                    131,387  Electronic Data Systems Corp.                            2,948,324
                                                    210,600  First Data Corp.                                         8,424,000
                                                     51,592  Fiserv, Inc. (a)                                         2,366,525
                                                     97,058  Paychex, Inc.                                            3,598,911
                                                     34,373  Sabre Holdings Corp. Class A                               697,084
                                                     81,482  Unisys Corp. (a)                                           541,040
                                                                                                                ---------------
                                                                                                                     29,566,688
-------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy                170,060  The AES Corp. (a)                                  $     2,794,086
Traders - 0.7%                                      186,360  Calpine Corp. (a)(d)                                       482,672
                                                     50,049  Constellation Energy Group, Inc.                         3,083,018
                                                    239,419  Duke Energy Corp. (d)                                    6,983,852
                                                    106,871  Dynegy, Inc. Class A (a)                                   503,362
                                                     67,222  TXU Corp.                                                7,588,019
                                                                                                                ---------------
                                                                                                                     21,435,009
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.3%                     206,488  3M Co.                                                  15,147,960
                                                  2,946,581  General Electric Co.                                    99,211,382
                                                     34,414  Textron, Inc.                                            2,468,172
                                                    546,125  Tyco International Ltd. (d)                             15,209,581
                                                                                                                ---------------
                                                                                                                    132,037,095
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                                     71,010  ACE Ltd.                                                 3,342,441
                                                     26,966  AMBAC Financial Group, Inc.                              1,943,170
                                                     82,085  AON Corp. (d)                                            2,633,287
                                                    132,299  Aflac, Inc.                                              5,993,145
                                                    188,544  The Allstate Corp.                                      10,424,598
                                                    721,307  American International Group, Inc.                      44,692,182
                                                     52,053  Chubb Corp.                                              4,661,346
                                                     43,991  Cincinnati Financial Corp.                               1,842,783
                                                     81,325  Hartford Financial Services Group, Inc. (d)              6,275,850
                                                     34,836  Jefferson-Pilot Corp.                                    1,782,558
                                                     54,019  Lincoln National Corp.                                   2,810,068
                                                     41,190  Loews Corp.                                              3,806,368
                                                     41,345  MBIA, Inc.                                               2,506,334
                                                    140,198  Marsh & McLennan Cos., Inc. (d)                          4,260,617
                                                    197,742  Metlife, Inc.                                            9,853,484
                                                     50,600  The Progressive Corp.                                    5,301,362
                                                    134,800  Prudential Financial, Inc.                               9,107,088
                                                     35,822  Safeco Corp.                                             1,912,178
                                                    178,827  The St. Paul Travelers Cos., Inc. (d)                    8,023,967
                                                     27,856  Torchmark Corp.                                          1,471,632
                                                     78,267  UnumProvident Corp.                                      1,604,474
                                                     42,405  XL Capital Ltd. Class A                                  2,884,812
                                                                                                                ---------------
                                                                                                                    137,133,744
-------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%                    304,100  eBay, Inc. (a)                                          12,528,920
-------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.4%                 342,260  Yahoo!, Inc. (a)                                        11,582,078
-------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                  22,964  Brunswick Corp.                                            866,432
                                                     84,753  Eastman Kodak Co. (d)                                    2,062,040
                                                     44,894  Hasbro, Inc.                                               882,167
                                                     98,534  Mattel, Inc.                                             1,643,547
                                                                                                                ---------------
                                                                                                                      5,454,186
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                    185,288  Caterpillar, Inc.                                       10,885,670
                                                     14,809  Cummins, Inc. (d)                                        1,303,044
                                                     69,550  Danaher Corp.                                            3,743,876
                                                     68,798  Deere & Co.                                              4,210,438
                                                     50,359  Dover Corp.                                              2,054,144
                                                     42,850  Eaton Corp.                                              2,723,117
                                                     23,396  ITT Industries, Inc.                                     2,657,786

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
                                                     61,921  Illinois Tool Works, Inc.                          $     5,097,956
                                                     91,196  Ingersoll-Rand Co. Class A                               3,486,423
                                                     17,658  Navistar International Corp. (a)                           572,649
                                                     42,774  Paccar, Inc.                                             2,903,927
                                                     30,603  Pall Corp.                                                 841,583
                                                     31,588  Parker Hannifin Corp.                                    2,031,424
                                                                                                                ---------------
                                                                                                                     42,512,037
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                        147,954  Clear Channel Communications, Inc. (d)                   4,866,207
                                                    478,943  Comcast Corp. Class A (a)                               14,071,345
                                                    113,605  Comcast Corp. Special Class A (a)(d)                     3,269,552
                                                     19,819  Dow Jones & Co., Inc.                                      756,888
                                                     68,779  Gannett Co., Inc. (d)                                    4,734,059
                                                    102,286  Interpublic Group of Cos., Inc. (a)(d)                   1,190,609
                                                     20,151  Knight-Ridder, Inc.                                      1,182,461
                                                     94,416  The McGraw-Hill Cos., Inc.                               4,535,745
                                                     12,521  Meredith Corp.                                             624,673
                                                     36,547  New York Times Co. Class A                               1,087,273
                                                    679,900  News Corp. Class A                                      10,599,641
                                                     50,697  Omnicom Group                                            4,239,790
                                                  1,266,684  Time Warner, Inc. (d)                                   22,939,647
                                                     76,142  Tribune Co. (d)                                          2,580,452
                                                     70,371  Univision Communications, Inc. Class A (a)(d)            1,866,943
                                                    427,663  Viacom, Inc. Class B                                    14,117,156
                                                    536,947  Walt Disney Co.                                         12,956,531
                                                                                                                ---------------
                                                                                                                    105,618,972
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                              236,645  Alcoa, Inc.                                              5,778,871
                                                     21,428  Allegheny Technologies, Inc.                               663,839
                                                     53,334  Freeport-McMoRan Copper &
                                                             Gold, Inc. Class B                                       2,591,499
                                                    127,586  Newmont Mining Corp.                                     6,018,232
                                                     45,532  Nucor Corp.                                              2,685,933
                                                     27,988  Phelps Dodge Corp.                                       3,636,481
                                                     34,722  United States Steel Corp.                                1,470,477
                                                                                                                ---------------
                                                                                                                     22,845,332
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.2%                               50,781  Ameren Corp.                                             2,716,276
                                                     67,714  CMS Energy Corp. (a)                                     1,113,895
                                                     78,170  Centerpoint Energy, Inc.                                 1,162,388
                                                     72,425  Consolidated Edison, Inc. (d)                            3,516,234
                                                     41,338  DTE Energy Co.                                           1,895,761
                                                     95,853  Dominion Resources, Inc.                                 8,256,777
                                                     40,661  KeySpan Corp.                                            1,495,512
                                                     60,837  NiSource, Inc.                                           1,475,297
                                                    108,777  PG&E Corp.                                               4,269,497
                                                        900  Progress Energy, Inc. (a)                                       72
                                                     68,164  Public Service Enterprise Group, Inc. (d)                4,387,035
                                                     62,338  Sempra Energy                                            2,933,626
                                                     48,296  TECO Energy, Inc.                                          870,294
                                                     99,302  Xcel Energy, Inc.                                        1,947,312
                                                                                                                ---------------
                                                                                                                     36,039,976
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                              28,295  Big Lots, Inc. (a)                                         310,962
                                                     20,764  Dillard's, Inc. Class A                                    433,552
                                                     78,250  Dollar General Corp.                                     1,435,105
                                                     52,364  Family Dollar Stores, Inc.                               1,040,473
                                                     74,739  Federated Department Stores                              4,997,802

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
                                                     71,298  JC Penney Co., Inc.                                $     3,380,951
                                                     91,509  Kohl's Corp. (a)                                         4,591,922
                                                     64,372  Nordstrom, Inc.                                          2,209,247
                                                     28,607  Sears Holdings Corp. (a)                                 3,559,283
                                                    234,035  Target Corp. (d)                                        12,153,438
                                                                                                                ---------------
                                                                                                                     34,112,735
-------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                           246,102  Xerox Corp. (a)                                          3,359,292
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.3%                   24,167  Amerada Hess Corp.                                       3,322,962
                                                     69,161  Anadarko Petroleum Corp.                                 6,622,166
                                                     86,842  Apache Corp.                                             6,532,255
                                                     98,736  Burlington Resources, Inc.                               8,029,212
                                                    607,561  Chevron Corp.                                           39,327,424
                                                    375,578  ConocoPhillips                                          26,256,658
                                                    119,394  Devon Energy Corp.                                       8,195,204
                                                     65,340  EOG Resources, Inc. (d)                                  4,893,966
                                                    163,015  El Paso Corp. (d)                                        2,265,908
                                                  1,701,312  Exxon Mobil Corp. (e)                                  108,101,364
                                                     35,234  Kerr-McGee Corp.                                         3,421,574
                                                     29,934  Kinder Morgan, Inc. (d)                                  2,878,453
                                                    101,372  Marathon Oil Corp.                                       6,987,572
                                                     46,700  Murphy Oil Corp.                                         2,328,929
                                                    105,629  Occidental Petroleum Corp.                               9,023,885
                                                     39,570  Sunoco, Inc.                                             3,094,374
                                                     84,000  Valero Energy Corp.                                      9,497,040
                                                    146,386  Williams Cos., Inc.                                      3,666,969
                                                     92,233  XTO Energy, Inc.                                         4,180,000
                                                                                                                ---------------
                                                                                                                    258,625,915
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                       64,067  Georgia-Pacific Corp.                                    2,182,122
                                                    130,662  International Paper Co. (d)                              3,893,728
                                                     37,928  Louisiana-Pacific Corp.                                  1,050,226
                                                     50,172  MeadWestvaco Corp.                                       1,385,751
                                                     61,561  Weyerhaeuser Co.                                         4,232,319
                                                                                                                ---------------
                                                                                                                     12,744,146
-------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%                             19,392  Alberto-Culver Co. Class B                                 867,792
                                                    119,560  Avon Products, Inc.                                      3,228,120
                                                    265,201  The Gillette Co.                                        15,434,698
                                                                                                                ---------------
                                                                                                                     19,530,610
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%                              432,117  Abbott Laboratories                                     18,321,761
                                                     37,864  Allergan, Inc.                                           3,469,100
                                                    515,061  Bristol-Myers Squibb Co.                                12,392,368
                                                    315,177  Eli Lilly & Co.                                         16,868,273
                                                     91,364  Forest Laboratories, Inc. (a)                            3,560,455
                                                    826,877  Johnson & Johnson                                       52,324,777
                                                     59,455  King Pharmaceuticals, Inc. (a)                             914,418
                                                    600,657  Merck & Co., Inc. (d)                                   16,343,877
                                                     65,700  Mylan Laboratories                                       1,265,382
                                                  1,988,781  Pfizer, Inc.                                            49,659,862
                                                    388,425  Schering-Plough Corp. (d)                                8,176,346
                                                     26,981  Watson Pharmaceuticals, Inc. (a)                           987,774
                                                    361,899  Wyeth                                                   16,745,067
                                                                                                                ---------------
                                                                                                                    201,029,460
-------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.8%                                   22,500  Apartment Investment & Management Co.              $       872,550
                                                             Class A

                                                     52,100  Archstone-Smith Trust                                    2,077,227
                                                    120,164  Equity Office Properties Trust (d)                       3,930,564
                                                     81,940  Equity Residential                                       3,101,429
                                                     44,900  Plum Creek Timber Co., Inc.                              1,702,159
                                                     76,100  Prologis                                                 3,371,991
                                                     26,900  Public Storage, Inc.                                     1,802,300
                                                     53,500  Simon Property Group, Inc.                               3,965,420
                                                     35,400  Vornado Realty Trust                                     3,066,348
                                                                                                                ---------------
                                                                                                                     23,889,988
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                   95,394  Burlington Northern Santa Fe Corp.                       5,704,561
                                                     54,078  CSX Corp.                                                2,513,545
                                                    101,542  Norfolk Southern Corp.                                   4,118,544
                                                     73,376  Union Pacific Corp.                                      5,261,059
                                                                                                                ---------------
                                                                                                                     17,597,709
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                      113,847  Advanced Micro Devices, Inc. (a)                         2,868,944
Equipment - 3.5%                                    102,690  Altera Corp. (a)                                         1,962,406
                                                     96,816  Analog Devices, Inc.                                     3,595,746
                                                    445,476  Applied Materials, Inc. (d)                              7,555,273
                                                     79,367  Applied Micro Circuits Corp. (a)                           238,101
                                                     79,981  Broadcom Corp. Class A (a)                               3,751,909
                                                    102,558  Freescale Semiconductor, Inc. Class B (a)                2,418,318
                                                  1,697,431  Intel Corp.                                             41,841,674
                                                     59,437  Kla-Tencor Corp. (d)                                     2,898,148
                                                     95,866  LSI Logic Corp. (a)                                        944,280
                                                     85,999  Linear Technology Corp. (d)                              3,232,702
                                                     92,360  Maxim Integrated Products, Inc. (d)                      3,939,154
                                                    153,068  Micron Technology, Inc. (a)                              2,035,804
                                                     91,772  National Semiconductor Corp.                             2,413,604
                                                     44,400  Novellus Systems, Inc. (a)                               1,113,552
                                                     50,620  Nvidia Corp. (a)                                         1,735,254
                                                     43,854  PMC - Sierra, Inc. (a)                                     386,354
                                                     47,232  Teradyne, Inc. (a)                                         779,328
                                                    437,872  Texas Instruments, Inc. (d)                             14,843,861
                                                     97,893  Xilinx, Inc.                                             2,726,320
                                                                                                                ---------------
                                                                                                                    101,280,732
-------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                     130,350  Adobe Systems, Inc. (d)                                  3,890,947
                                                     61,928  Autodesk, Inc.                                           2,875,936
                                                     55,420  BMC Software, Inc. (a)                                   1,169,362
                                                     43,205  Citrix Systems, Inc. (a)                                 1,086,174
                                                    132,212  Computer Associates International, Inc.                  3,676,816
                                                     89,349  Compuware Corp. (a)                                        848,815
                                                     82,800  Electronic Arts, Inc. (a)(d)                             4,710,492
                                                     51,852  Intuit, Inc. (a)                                         2,323,488
                                                     26,327  Mercury Interactive Corp. (a)                            1,042,549
                                                  2,497,724  Microsoft Corp. (e)                                     64,266,439
                                                     95,224  Novell, Inc. (a)                                           709,419
                                                  1,033,485  Oracle Corp. (a)                                        12,804,879
                                                     64,865  Parametric Technology Corp. (a)                            452,109
                                                    124,737  Siebel Systems, Inc.                                     1,288,533
                                                    315,517  Symantec Corp. (a)                                       7,149,615
                                                                                                                ---------------
                                                                                                                    108,295,573
-------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                              60,000  AutoNation, Inc. (a)                               $     1,198,200
                                                     17,377  AutoZone, Inc. (a)                                       1,446,635
                                                     82,724  Bed Bath & Beyond, Inc. (a)                              3,323,850
                                                    112,969  Best Buy Co., Inc.                                       4,917,541
                                                     48,323  Circuit City Stores, Inc.                                  829,223
                                                    165,813  The Gap, Inc.                                            2,890,121
                                                    594,886  Home Depot, Inc. (d)                                    22,688,952
                                                     95,994  Limited Brands                                           1,961,157
                                                    212,840  Lowe's Cos., Inc. (d)                                   13,706,896
                                                     79,758  Office Depot, Inc. (a)                                   2,368,813
                                                     25,024  OfficeMax, Inc.                                            792,510
                                                     40,398  RadioShack Corp.                                         1,001,870
                                                     35,992  The Sherwin-Williams Co.                                 1,586,167
                                                    187,251  Staples, Inc.                                            3,992,191
                                                    124,048  TJX Cos., Inc.                                           2,540,503
                                                     35,701  Tiffany & Co.                                            1,419,829
                                                                                                                ---------------
                                                                                                                     66,664,458
-------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%              96,700  Coach, Inc. (a)                                          3,032,512
                                                     32,560  Jones Apparel Group, Inc.                                  927,960
                                                     25,538  Liz Claiborne, Inc.                                      1,004,154
                                                     55,410  Nike, Inc. Class B                                       4,525,889
                                                     17,287  Reebok International Ltd.                                  977,926
                                                     27,267  VF Corp.                                                 1,580,668
                                                                                                                ---------------
                                                                                                                     12,049,109
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.4%                   154,110  Countrywide Financial Corp.                              5,082,548
                                                    264,173  Fannie Mae                                              11,840,234
                                                    181,403  Freddie Mac (d)                                         10,242,013
                                                     76,196  Golden West Financial Corp. (d)                          4,525,280
                                                     23,880  MGIC Investment Corp.                                    1,533,096
                                                     89,300  Sovereign Bancorp, Inc.                                  1,968,172
                                                    228,905  Washington Mutual, Inc. (d)                              8,977,654
                                                                                                                ---------------
                                                                                                                     44,168,997
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                      576,918  Altria Group, Inc.                                      42,524,626
                                                     26,900  Reynolds American, Inc.                                  2,233,238
                                                     41,335  UST, Inc. (d)                                            1,730,283
                                                                                                                ---------------
                                                                                                                     46,488,147
-------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%              21,845  WW Grainger, Inc.                                        1,374,487
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.8%          109,337  Alltel Corp.                                             7,118,932
                                                    791,415  Sprint Nextel Corp.                                     18,819,849
                                                                                                                ---------------
                                                                                                                     25,938,781
-------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks                                  3,018,174,483
                                                             (Cost - $2,472,579,144) - 97.3%
-------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial
                                                   Interest  Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                               $ 17,346,873  Merrill Lynch Liquidity Series, LLC
                                                             Cash Sweep Series I (b)                                 17,346,873
                                                369,303,993  Merrill Lynch Liquidity Series, LLC
                                                             Money Market Series (b)(c)                             369,303,993
-------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $386,650,866) - 12.5%                          386,650,866
-------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments
                                                             (Cost - $2,859,230,010*) - 109.8%                    3,404,825,349

                                                             Liabilities in Excess of Other Assets - (9.8%)        (302,646,867)
                                                                                                                ---------------
                                                             Net Assets - 100.0%                                $ 3,102,178,482
                                                                                                                ===============

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2005

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,940,328,420
                                                                ===============
      Gross unrealized appreciation                             $   674,701,838
      Gross unrealized depreciation                                (210,204,909)
                                                                ---------------
      Net unrealized appreciation                               $   464,496,929
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Dividend/
                                                      Net               Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                         (6,400)        $ 142,558
      Merrill Lynch Liquidity Series, LLC
          Cash Sweep Series I                    $   3,516,357         $ 343,997
      Merrill Lynch Liquidity Series, LLC
          Money Market Series                    $ 173,996,713         $ 256,406
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from security loans.
(d)   Security, or a portion of security, is on loan.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      ------------------------------------------------------------------------------------------
      Number of                              Expiration            Face              Unrealized
      Contracts          Issue                  Date               Value            Appreciation
      ------------------------------------------------------------------------------------------
        129            S&P 500 Index        December 2005      $ 39,716,629          $    89,966
      ------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series Trust

Date: November 17, 2005